Group Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Statement of cash flows [abstract]
Pension deficit payments	£ 2,012	£ 10
Net of bank overdrafts	£ 39	£ 62	£ 29